Pensions and other post-employment benefits	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Pensions and other post-employment benefits
30. Pensions and other post-employment benefits

	2019	2018	2017
Pension and other post-employment costs	£m	£m	£m
UK pension schemes	181	246	198
US pension schemes	120	100	113
Other overseas pension schemes	185	190	218
Unfunded post-retirement healthcare schemes	74	50	87

	560	586	616

Analysed as:
Funded defined benefit/hybrid pension schemes	300	369	335
Unfunded defined benefit pension schemes	41	43	55
Unfunded post-retirement healthcare schemes	74	50	87

Defined benefit schemes	415	462	477
Defined contribution pension schemes	145	124	139

	560	586	616

The costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement as follows:

	2019	2018	2017
	£m	£m	£m
Cost of sales	149	160	162
Selling, general and administration	195	228	238
Research and development	71	74	77

	415	462	477

GSK entities operate pension arrangements which cover the Group’s material obligations to provide pensions to retired employees. These arrangements have been developed in accordance with local practices in the countries concerned. Pension benefits can be provided by state schemes; by defined contribution schemes, whereby retirement benefits are determined by the value of funds arising from contributions paid in respect of each employee; or by defined benefit schemes, whereby retirement benefits are based on employee pensionable remuneration and length of service.
Pension costs of defined benefit schemes for accounting purposes have been calculated using the projected unit method. In certain countries pension benefits are provided on an unfunded basis, some administered by trustee companies. Formal, independent, actuarial valuations of the Group’s main plans are undertaken regularly, normally at least every three years.
Actuarial movements in the year are recognised through the statement of comprehensive income. Discount rates are derived from AA rated corporate bond yields except in countries where there is no deep market in corporate bonds where government bond yields are used. Discount rates are selected to reflect the term of the expected benefit payments. Projected inflation rate and pension increases are long-term predictions based on the yield gap between long-term index-linked and fixed interest Gilts. In the UK, mortality rates are determined by adjusting the SAPS S2 standard mortality tables to reflect recent scheme experience. These rates are then projected to reflect improvements in life expectancy in line with the CMI 2018 projections with a long-term rate of improvement of 1.25% per year for both males and females. In the US, mortality rates are calculated using the RP2014 white collar table adjusted to reflect recent experience. These rates are projected using
MP-2017
to allow for future improvements in life expectancy.

The average life expectancy assumed now for an individual at the age of 60 and projected to apply in 2039 for an individual then at the age of 60 is as follows:

	UK		US
	Male Years	Female Years	Male Years	Female Years
Current	27.4	29.0	27.1	28.8
Projected for 2039	28.8	30.5	28.8	30.4

The assets of funded schemes are generally held in separately administered trusts, either as specific assets or as a proportion of a general fund, or are insurance contracts. Assets are invested in different classes in order to maintain a balance between risk and return. Investments are diversified to limit the financial effect of the failure of any individual investment. The physical asset allocation strategy for three of the four UK plans has been adjusted from 55% in return-seeking assets and 45% in liability-matching assets to 45% in return-seeking assets and 55% in liability-matching assets. During 2019, a buy-in
insurance contract was purchased to cover substantially all of the obligations of the other UK plan. At 31 December 2019, the value of the insurance contract was £607 million. The asset allocation of the US plans is currently set at 30% return-seeking assets and 70% liability-matching assets.
The pension plans are exposed to risk that arises because the estimated market value of the plans’ assets might decline, the investment returns might reduce, or the estimated value of the plans’ liabilities might increase.
In line with the agreed mix of return-seeking assets to generate future returns and liability-matching assets to better match future pension obligations, the Group has defined an overall long-term investment strategy for the plans, with investments across a broad range of assets. The main market risks within the asset and hedging portfolio are against credit risk, interest rates, long-term inflation, equities, property, currency and bank counterparty risk.
The plan liabilities are a series of future cash flows with relatively long duration. On an IAS 19 basis, these cash flows are sensitive to changes in the expected long-term inflation rate and the discount rate (AA corporate bond yield curve) where an increase in long-term inflation corresponds with an increase in the liabilities, and an increase in the discount rate corresponds with a decrease in the liabilities.
The interest rate risk and credit rate risk in the US are
partially hedged. The targets are based on an accounting measure of the plan liabilities.
For the UK plans, there is an interest rate and inflation hedging strategy in place. The targets are based on an economic measure of the plan liabilities. Furthermore, the plans also currently hedge a portion of their equity exposure with a staggered maturity profile.
In the UK, the defined benefit pension schemes operated for the benefit of former Glaxo Wellcome employees and former SmithKline Beecham employees remain separate. These schemes were closed to new entrants in 2001 and subsequent UK employees are entitled to join a defined contribution scheme. In addition, the Group operates a number of post-retirement healthcare schemes, the principal one of which is in the US.
The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

	UK			US			Rest of World
	2019 % pa	2018 % pa	2017 % pa	2019 % pa	2018 % pa	2017 % pa	2019 % pa	2018 % pa	2017 % pa
Rate of increase of future earnings	2.00	2.00	2.00	4.00	4.00	4.00	2.70	2.70	2.80
Discount rate	2.00	2.90	2.50	3.20	4.20	3.60	1.10	1.80	1.60
Expected pension increases	3.00	3.20	3.20	n/a	n/a	n/a	2.10	2.10	2.20
Cash balance credit/conversion rate	n/a	n/a	n/a	2.60	3.20	2.90	0.10	0.40	0.30
Inflation rate	3.00	3.20	3.20	2.25	2.25	2.25	1.40	1.50	1.70

Sensitivity analysis detailing the effect of changes in assumptions is provided on page 213. The analysis provided reflects the assumption changes which have the most material impact on the results of the Group.

The amounts recorded in the income statement and statement of comprehensive income for the three years ended 31 December 2019 in relation to the defined benefit pension and post-retirement healthcare schemes were as follows:

				Pensions	Post-retirement benefits
2019	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	62	74	130	266	22
Past service cost/(credit)	49	(3)	(15)	31	—
Net interest (income)/cost	(19)	29	16	26	52
Gains from settlements	—	—	(9)	(9)	—
Expenses	7	20	—	27	—

	99	120	122	341	74

Remeasurement losses recorded in the statement of comprehensive income	(894)	(1)	(78)	(973)	(77)

				Pensions	Post-retirement benefits
2018	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	75	72	134	281	29
Past service cost/(credit)	93	1	—	94	(27)
Net interest (income)/cost	(3)	20	19	36	49
Gains from settlements	—	—	(14)	(14)	(1)
Expenses	8	7	—	15	—

	173	100	139	412	50

Remeasurement gains/(losses) recorded in the statement of comprehensive income	495	(108)	196	583	145

				Pensions	Post-retirement benefits
2017	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	79	70	131	280	30
Past service cost/(credit)	37	—	—	37	(2)
Net interest cost	7	31	16	54	59
Expenses	7	12	—	19	—

	130	113	147	390	87

Remeasurement gains/(losses) recorded in the statement of comprehensive income	259	240	(14)	485	64

The amounts included within past service costs in the UK
included £58 million (2018 – £43 million; 2017 – £37 million) of augmentation costs of which £47 million arose from Major restructuring programmes (see Note 31, ‘Other provisions’). In 2018, past service costs in the UK included a charge of £40 million in relation to the estimated impact of GMP equalisation.

A summarised balance sheet presentation of the Group defined benefit pension schemes and other post-retirement benefits is set out in the table below:

	2019 £m	2018 £m	2017 £m
Recognised in Other non-current assets:
Pension schemes in surplus	127	760	538

Recognised in Assets held for sale:
Post-retirement benefits	(9)	(9)	—

Recognised in Pensions and other post-employment benefits:
Pension schemes in deficit	(2,048)	(1,755)	(2,043)
Post-retirement benefits	(1,409)	(1,370)	(1,496)

	(3,457)	(3,125)	(3,539)

In the event of a plan
wind-up,
GSK believes the UK pension scheme rules provide the company with the right to a refund of surplus assets following the full settlement of plan liabilities. As a result, the net surplus in the UK defined benefit pension schemes is recognised in full.
The fair values of the assets and liabilities of the UK and US defined benefit pension schemes, together with aggregated data for other defined benefit pension schemes in the Group are as follows:

At 31 December 2019		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	2,904	671	638	4,213
	– unlisted	—	—	8	8
Multi-asset funds		2,700	—	—	2,700
Property:	– listed	—	—	55	55
	– unlisted	460	145	2	607
Corporate bonds:	– listed	297	855	141	1,293
	– unlisted	326	—	23	349
Government bonds:	– listed	4,923	803	889	6,615
Insurance contracts		1,406	—	832	2,238
Other assets		(35)	315	74	354

Fair value of assets		12,981	2,789	2,662	18,432
Present value of scheme obligations		(13,293)	(3,506)	(3,554)	(20,353)

Net surplus/(obligation)		(312)	(717)	(892)	(1,921)

Included in Other non-current assets		70	—	57	127
Included in Pensions and other post-employment benefits		(382)	(717)	(949)	(2,048)

		(312)	(717)	(892)	(1,921)

Actual return on plan assets		787	356	345	1,488

The multi-asset funds comprise investments in pooled investment vehicles that are invested across a range of asset classes, increasing diversification within the growth portfolio. The ‘Other assets’ category comprises cash and mark to market values of derivative positions.
Index-linked gilts held as part of a UK repo programme are included in government bonds. The related loan of £243 million at 31 December 2019 (2018 – £nil; 2017 – £773 million) is deducted within ‘Other assets’.

At 31 December 2018		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	3,257	1,280	518	5,055
	– unlisted	—	—	7	7
Multi-asset funds		2,997	—	—	2,997
Property:	– listed	—	—	33	33
	– unlisted	423	231	4	658
Corporate bonds:	– listed	404	783	111	1,298
	– unlisted	306	—	25	331
Government bonds:	– listed	3,835	286	795	4,916
Insurance contracts		770	—	831	1,601
Other assets		589	228	66	883

Fair value of assets		12,581	2,808	2,390	17,779
Present value of scheme obligations		(12,087)	(3,474)	(3,213)	(18,774)

Net surplus/(obligation)		494	(666)	(823)	(995)

Included in Other non-current assets		711	—	49	760
Included in Pensions and other post-employment benefits		(217)	(666)	(872)	(1,755)

		494	(666)	(823)	(995)

Actual return on plan assets		(88)	(123)	55	(156)

At 31 December 2017		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	4,902	1,448	544	6,894
	– unlisted	—	—	13	13
Multi-asset funds		2,517	—	—	2,517
Property:	– unlisted	352	209	32	593
Corporate bonds:	– listed	297	820	103	1,220
	– unlisted	326	—	20	346
Government bonds:	– listed	5,127	239	762	6,128
Insurance contracts		849	—	707	1,556
Other assets		(1,216)	158	71	(987)

Fair value of assets		13,154	2,874	2,252	18,280
Present value of scheme obligations		(13,101)	(3,445)	(3,239)	(19,785)

Net surplus/(obligation)		53	(571)	(987)	(1,505)

Included in Other non-current assets		470	—	68	538
Included in Pensions and other post-employment benefits		(417)	(571)	(1,055)	(2,043)

		53	(571)	(987)	(1,505)

Actual return on plan assets		893	394	82	1,369

				Pensions	Post-retirement benefits
	UK	US	Rest of World	Group	Group
Movements in fair values of assets	£m	£m	£m	£m	£m
Assets at 1 January 2017	12,583	2,890	2,097	17,570	—
Exchange adjustments	—	(244)	24	(220)	—
Interest income	333	104	33	470	—
Expenses	(7)	(12)	—	(19)	—
Settlements and curtailments	—	—	(4)	(4)	—
Remeasurement	560	290	49	899	—
Employer contributions	225	103	116	444	101
Scheme participants’ contributions	4	—	17	21	17
Benefits paid	(544)	(257)	(80)	(881)	(118)

Assets at 31 December 2017	13,154	2,874	2,252	18,280	—
Exchange adjustments	—	171	53	224	—
Interest income	323	102	29	454	—
Expenses	(8)	(7)	—	(15)	—
Settlements and curtailments	—	—	(14)	(14)	—
Remeasurement	(411)	(225)	26	(610)	—
Employer contributions	119	150	117	386	93
Scheme participants’ contributions	4	—	16	20	16
Benefits paid	(600)	(257)	(89)	(946)	(109)

Assets at 31 December 2018	12,581	2,808	2,390	17,779	—
Exchange adjustments	—	(110)	(120)	(230)	—
Additions through business combinations	—	—	14	14	—
Interest income	360	111	37	508	—
Expenses	(7)	(20)	—	(27)	—
Settlements and curtailments	—	—	1	1	—
Remeasurement	427	245	312	984	—
Employer contributions	187	40	116	343	110
Scheme participants’ contributions	3	—	17	20	17
Benefits paid	(570)	(285)	(105)	(960)	(127)

Assets at 31 December 2019	12,981	2,789	2,662	18,432	—

During 2019, the Group made special funding contributions to the UK pension schemes of £78 million (2018 – £nil; 2017 – £136 million) but £nil (2018 – £125 million; 2017 – £78 million) to the US schemes. In 2018, GSK reached a revised agreement with the trustees of the UK pension schemes to make additional contributions to eliminate the pension deficits identified within the schemes at the 31 December 2017 actuarial funding valuation. Based on these funding agreements, the additional contributions to eliminate the pension deficit are expected to be £75 million in 2020. Further payments have been agreed for the years 2021 to 2022 and these are included within Note 35, ‘Commitments’ on page 216. This funding commitment supersedes the previous agreement made in 2016. The contributions were based on a government bond yield curve approach to selecting the discount rate; the rate chosen included an allowance for expected investment returns which reflected the asset mix of the schemes.
Employer contributions for 2020, including special funding contributions, are estimated to be approximately £400 million in respect of defined benefit pension schemes and £90 million in respect of post-retirement benefits.

				Pensions	Post-retirement benefits
	UK	US	Rest of World	Group	Group
Movements in defined benefit obligations	£m	£m	£m	£m	£m
Obligations at 1 January 2017	(12,884)	(3,752)	(3,018)	(19,654)	(1,693)
Exchange adjustments	—	305	(45)	260	119
Service cost	(79)	(70)	(131)	(280)	(30)
Past service cost/(credit)	(37)	—	—	(37)	2
Interest cost	(340)	(135)	(49)	(524)	(59)
Settlements and curtailments	—	—	4	4	—
Remeasurement	(301)	(50)	(63)	(414)	64
Scheme participants’ contributions	(4)	—	(17)	(21)	(17)
Benefits paid	544	257	80	881	118

Obligations at 31 December 2017	(13,101)	(3,445)	(3,239)	(19,785)	(1,496)
Exchange adjustments	—	(208)	(63)	(271)	(71)
Service cost	(75)	(72)	(134)	(281)	(29)
Past service cost/(credit)	(93)	(1)	—	(94)	27
Interest cost	(320)	(122)	(48)	(490)	(49)
Settlements and curtailments	—	—	28	28	1
Remeasurement	906	117	170	1,193	145
Scheme participants’ contributions	(4)	—	(16)	(20)	(16)
Benefits paid	600	257	89	946	109

Obligations at 31 December 2018	(12,087)	(3,474)	(3,213)	(18,774)	(1,379)
Exchange adjustments	—	140	177	317	50
Additions through business combinations	—	—	(56)	(56)	(48)
Service cost	(62)	(74)	(130)	(266)	(22)
Past service cost	(49)	3	15	(31)	—
Interest cost	(341)	(140)	(53)	(534)	(52)
Settlements and curtailments	—	—	8	8	—
Remeasurement	(1,321)	(246)	(390)	(1,957)	(77)
Scheme participants’ contributions	(3)	—	(17)	(20)	(17)
Benefits paid	570	285	105	960	127

Obligations at 31 December 2019	(13,293)	(3,506)	(3,554)	(20,353)	(1,418)

The defined benefit pension obligation is analysed as follows:

	2019 £m	2018 £m	2017 £m
Funded	(19,547)	(18,025)	(19,052)
Unfunded	(806)	(749)	(733)

	(20,353)	(18,774)	(19,785)

The liability for the US post-retirement healthcare scheme has been assessed using the same assumptions as for the US pension scheme, together with the assumption for future medical inflation of 6.25% (2018 – 6.50%) in 2020, grading down to 5.0% in 2025 and thereafter. At 31 December 2019, the US post-retirement healthcare scheme obligation was £1,198 million (2018 – £1,179 million; 2017 – £1,254 million). Post-retirement benefits are unfunded.

The movement in the net defined benefit liability is as follows:

	2019 £m	2018 £m	2017 £m
At 1 January	(995)	(1,505)	(2,084)
Exchange adjustments	87	(47)	40
Additions through business combinations	(42)	—	—
Service cost	(266)	(281)	(280)
Past service cost	(31)	(94)	(37)
Interest cost	(26)	(36)	(54)
Settlements and curtailments	9	14	—
Remeasurements:
Return on plan assets, excluding amounts included in interest	984	(610)	899
Gain from change in demographic assumptions	78	131	209
(Loss)/gain from change in financial assumptions	(2,022)	1,149	(555)
Experience losses	(13)	(87)	(68)
Employer contributions	343	386	444
Expenses	(27)	(15)	(19)

At 31 December	(1,921)	(995)	(1,505)

The remeasurements included within post-retirement benefits are detailed below:

	2019 £m	2018 £m	2017 £m
Gain from change in demographic assumptions	—	6	47
(Loss)/gain from change in financial assumptions	(80)	100	(1)
Experience gains	3	39	18

	(77)	145	64

The defined benefit pension obligation analysed by membership category is as follows:

	2019 £m	2018 £m	2017 £m
Active	4,572	4,427	4,611
Retired	10,485	9,542	9,805
Deferred	5,296	4,805	5,369

	20,353	18,774	19,785

The post-retirement benefit obligation analysed by membership category is as follows:

	2019 £m	2018 £m	2017 £m
Active	549	499	514
Retired	869	879	981
Deferred	—	1	1

	1,418	1,379	1,496

The weighted average duration of the defined benefit obligation is as follows:

	2019 years	2018 years	2017 years
Pension benefits	15	15	16

Post-retirement benefits	12	11	11

Sensitivity analysis
The effect of changes in assumptions used on the benefit obligations and on the 2020 annual defined benefit pension and post-retirement costs are detailed below. This information has been determined by taking into account the duration of the liabilities and the overall profile of the plan memberships.

£m
A 0.25% decrease in discount rate would have the following approximate effect:
Increase in annual pension cost	23
Decrease in annual post-retirement benefits cost	(1)
Increase in pension obligation	798
Increase in post-retirement benefits obligation	40
A 0.5% decrease in discount rate would have the following approximate effect:
Increase in annual pension cost	43
Decrease in annual post-retirement benefits cost	(2)
Increase in pension obligation	1,640
Increase in post-retirement benefits obligation	82

A one-year increase in life expectancy would have the following approximate effect:
Increase in annual pension cost	19
Increase in annual post-retirement benefits cost	2
Increase in pension obligation	725
Increase in post-retirement benefits obligation	39

A 1% increase in the rate of future healthcare inflation would have the following approximate effect:
Increase in annual post-retirement benefits cost	2
Increase in post-retirement benefits obligation	42

A 0.25% increase in inflation would have the following approximate effect:
Increase in annual pension cost	17
Increase in pension obligation	532